Balance Sheets - USD ($)	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020
Assets
Cash	$ 0	$ 0	$ 0
Total Assets	0	0	0
Liabilities
Other liabilities	4,739	4,739	4,739
Due to related party	7,766	7,466	5,516
Total liabilities	12,505	12,205	10,255
Stockholders' Equity
Common stock, $0.001 par value 75,000,000 shares authorized; 11,490,000 shares issued and outstanding as of February 28, 2021 and February 29, 2020	11,490	11,490	11,490
Additional paid-in capital	22,410	22,410	22,410
Accumulated deficit	(46,405)	(46,105)	(44,155)
Total Equity	(12,505)	(12,205)	(10,255)
Total Liabilities & Stockholders' Equity	$ 0	$ 0	$ 0